Segmented Information (Narrative) (Details)	12 Months Ended
Feb. 29, 2016
Segmented Information 1	10.00%
Segmented Information 2	96.00%
Segmented Information 3	95.00%
Segmented Information 4	96.00%
Segmented Information 5	84.00%
Segmented Information 6	90.00%
Segmented Information 7	90.00%
Segmented Information 8	10.00%